Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Document Period End Date	May 31, 2024
C000243906 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Global Quality Income ETF
Class Name	First Trust Active Global Quality Income ETF
Trading Symbol	AGQI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Active Global Quality Income ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AGQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AGQI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Global Quality Income ETF	$45	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 70,735,058
Holdings Count | Holding	32
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2024)
Fund net assets	$70,735,058
Total number of portfolio holdings	32
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5.0%
TotalEnergies SE	5.0%
RELX PLC	4.7%
Shell PLC	4.6%
nVent Electric PLC	4.3%
Merck & Co., Inc.	4.2%
Sanofi S.A.	4.0%
Coca-Cola (The) Co.	3.7%
Samsung Electronics Co., Ltd., (Preference Shares)	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5.0%
TotalEnergies SE	5.0%
RELX PLC	4.7%
Shell PLC	4.6%
nVent Electric PLC	4.3%
Merck & Co., Inc.	4.2%
Sanofi S.A.	4.0%
Coca-Cola (The) Co.	3.7%
Samsung Electronics Co., Ltd., (Preference Shares)	3.5%

C000247844 [Member]
Shareholder Report [Line Items]
Fund Name	FT Energy Income Partners Enhanced Income ETF
Class Name	FT Energy Income Partners Enhanced Income ETF
Trading Symbol	EIPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Energy Income Partners Enhanced Income ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EIPI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Enhanced Income ETF	$93(1)	1.76%(1) (2)
(1)
Includes costs from the First Trust Energy Infrastructure Fund ("FIF") for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%.

(2)	Annualized.

Expenses Paid, Amount	$ 93	[2]
Expense Ratio, Percent	1.76%	[2],[3]
Net Assets	$ 994,691,731
Holdings Count | Holding	108
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2024)
Fund net assets	$994,691,731
Total number of portfolio holdings	108
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	8.3%
Energy Transfer, L.P.	5.9%
ONEOK, Inc.	5.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.7%
Kinder Morgan, Inc.	4.6%
MPLX, L.P.	3.9%
TotalEnergies SE, ADR	3.7%
Plains GP Holdings, L.P., Class A	3.4%
Williams (The) Cos., Inc.	3.1%
Public Service Enterprise Group, Inc.	3.0%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Enterprise Products Partners, L.P.	8.3%
Energy Transfer, L.P.	5.9%
ONEOK, Inc.	5.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.7%
Kinder Morgan, Inc.	4.6%
MPLX, L.P.	3.9%
TotalEnergies SE, ADR	3.7%
Plains GP Holdings, L.P., Class A	3.4%
Williams (The) Cos., Inc.	3.1%
Public Service Enterprise Group, Inc.	3.0%

[1]	Annualized.
[2]	Includes costs from the First Trust Energy Infrastructure Fund ("FIF") for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%.
[3]	Annualized.